Investments in debt securities held to maturity	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities

9. Investments in debt securities held to maturity

As of December 31, 2024, the Company held four investments in debt securities classified as held to maturity and recognized at amortized cost basis with carrying value $25,230.

On February 7, 2025, the Company entered a five-year investment in debt securities, amounting to $10,000. Interest income is earned on a quarterly basis on the 14th day of February, May, August and November in each year from, and including, May 14, 2025, to, and including, August 14, 2030.

On June 25, 2025, the Company entered a seven-year investment in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 2nd day of July, October, January and April in each year from, and including, October 2, 2025, to, and including, July 2, 2032.

On July 22, 2025, the Company entered a seven-year investment in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 29th day of July, October, January and April in each year from, and including, October 29, 2025, to, and including, July 29, 2032.

On August 28, 2025, the Company entered a seven-year investment in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 3rd day of September, December, March and June in each year from, and including, December 3, 2025, to, and including, September 3, 2032.

On April 28, 2025, and on December 3, 2025 an investment of debt securities amounting to $5,000 and $5,000 were redeemed, respectively. On February 17, 2026, an investment of debt securities amounting to $10,000 was redeemed. The issuer exercised their redemption option as per contractual terms. These proceeds are reflected in the accompanying consolidated statements of cash flows.

As of December 31, 2025, the Company held six investments in debt securities classified as held to maturity and recognized at amortized cost basis with carrying value $40,374 (current portion $15,141 and non-current portion $25,233).

The maturity schedule of the outstanding investments in debt securities as of December 31, 2025, is as follows:

Maturity date	Carrying amount	Fair value
Due within 1 year	$15,141	$15,125
Due in 1-5 years	10,088	10,094
Due in 5-10 years	15,145	14,601
Total	$40,374	$39,820

No allowance for credit losses was warranted on investments as of December 31, 2025 and 2024, respectively.